Note 4 - Advances for Vessels Under Construction and Vessel Acquisition Deposits (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Advances for Property, Plant, and Equipment [Table Text Block]
Costs
Balance, January 1, 2016	32,701,867
Advances for vessels under construction	23,254,692
Vessel acquisition deposits	678,796
New building vessel delivered during the period	(31,831,439)
Loss on termination and impairment of shipbuilding contracts	(7,050,179)
Balance, December 31, 2016	17,753,737
Advances for vessels under construction	5,784,204
Vessel acquisition deposit	3,824,668
New building vessel delivered during the period	(17,807,934)
Vessel delivered during the period	(4,503,464)
Balance, December 31, 2017	5,051,211